18. INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	Dec. 31, 2020 BRL (R$)
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred Asset	R$ 4,703
Deferred liabilities - Parent Company	(828)
Net Deferred Asset	3,875
Deferred liabilities - Subsidiaries	619
Net Deferred Asset	3,256
3/2/2021 [member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred Asset	1,018
2022[member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred Asset	1,315
2023[member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred Asset	1,257
2024[member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred Asset	495
2025[member]
IncomeTaxAndSocialContributionLineItems [Line Items]
Deferred Asset	R$ 618